Item 1. Schedule of Investments.


 T. Rowe Price Summit Municipal Money Market Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                            $ Par         Value
 (Amounts in 000s)


 ALABAMA  1.9%
 Alabama, GO, 4.75%, 10/1/04                             550           553

 Alabama Federal Aid Highway Fin. Auth., 4.00%, 3/1/05
 (MBIA Insured)                                          4,000         4,060

 Decatur IDB, BP Amoco
 VRDN (Currently 1.15%) #                                1,900         1,900

 VRDN (Currently 1.15%) #                                3,250         3,250

 Total Alabama (Cost  $9,763)                                          9,763

 ARIZONA  1.8%
 Salt River Agricultural Improvement & Power
 TECP, 1.19%, 11/10/04 - 11/12/04                        9,000         9,000

 Total Arizona (Cost  $9,000)                                          9,000

 CALIFORNIA  3.1%
 California Dept. of Water Resources, VRDN
 (Currently 1.08%)                                       1,850         1,850

 California Housing Fin. Agency, VRDN
 (Currently 1.13%) #                                     14,000        14,000

 Total California (Cost  $15,850)                                      15,850

 COLORADO  2.3%
 Colorado Housing Fin. Auth.
 Single Family
 1.18%, 11/1/04 #                                        5,000         5,000

 VRDN (Currently 1.13%) #                                5,000         5,000

 Colorado Springs Utilities, 5.00%, 11/15/04             300           303

 Colorado Student Obligation Bond Auth., VRDN
 (Currently 1.13%) (AMBAC Insured) #                     1,000         1,000

 Denver City and County Airport, 7.50%, 11/15/23
 (Tender 11/15/04) #                                     610           633

 Total Colorado (Cost  $11,936)                                        11,936

 CONNECTICUT  1.0%
 Connecticut, GO
 3.00%, 10/15/04                                         500           502

 5.00%, 8/1/04                                           300           300

 Connecticut HEFA, Yale Univ., TECP, 1.14%, 10/8/04      4,000         4,000

 Connecticut Special Tax Obligation, 4.00%, 11/1/04
 (FSA Insured)                                           100           101

Total Connecticut (Cost  $4,903)                                       4,903

 DISTRICT OF COLUMBIA  4.0%
 District of Columbia, American National Red Cross
 TECP, 1.19%, 11/9/04                                   8,500          8,500

 Metropolitan Washington Airports Auth., TECP, 1.15%,
 9/14/04 #                                              11,600         11,600

 Total District of Columbia (Cost  $20,100)                            20,100

 FLORIDA  3.8%
 Dade County School Board, 4.80%, 8/1/04
 (Escrowed to Maturity) (AMBAC Insured)                 100            100

 Greater Orlando Aviation Auth., VRDN (Currently 1.12%)
 (FSA Insured) #                                        8,100          8,100

 Highlands County HFA, Adventist Health System/Sunbelt
 VRDN (Currently 1.08%)                                 5,000          5,000

 Jacksonville Electric Auth., 4.00%, 10/1/04            5,000          5,024

 Miami-Dade County, 2.00%, 10/1/04
 (MBIA Insured) #                                       250            250

 Miami-Dade County Water and Sewer, 4.70%, 10/1/04
 (FGIC Insured)                                         550            553

 Orange County, 4.00%, 10/1/04 (AMBAC Insured)          250            251

 Total Florida (Cost  $19,278)                                         19,278

 GEORGIA  4.8%
 Atlanta Water and Sewer, 4.00%, 11/1/04 (FGIC Insured) 500            504

 Cobb County Solid Waste Management Auth., GO,
 6.05%, 1/1/05 #                                        1,000          1,020

 Forsyth County Dev. Auth., Federal Road
 VRDN (Currently 1.16%) #                               7,000          7,000

 Fulton-Dekalb Hosp. Auth., GO, 4.00%, 1/1/05           1,000          1,011

 Georgia, GO
 4.00%, 8/1/04                                          505            505

 5.80%, 3/1/05                                          1,780          1,826

 6.25%, 8/1/04                                          400            400

 Gwinnett County Water and Sewer Auth., GO, 5.00%,
 8/1/04                                                 5,730          5,730

 Municipal Electric Auth. of Georgia
 5.00%, 1/1/05 (MBIA Insured)                           300            304

 6.00%, 1/1/05 (AMBAC Insured)                          200            204

Savannah Economic Dev. Auth., Home Depot
 VRDN (Currently 1.16%) #                               6,050          6,050

 Total Georgia (Cost  $24,554)                                         24,554

 GUAM  0.2%
 Guam Power Auth., 6.75%, 10/1/24 (Tender 10/1/04)      1,000          1,029

 Total Guam (Cost  $1,029)                                             1,029

 HAWAII  0.1%
 Hawaii, GO, 5.00%, 10/1/04 (FGIC Insured)              100            101

 Hawaii, 6.00%, 1/1/07 (Prerefunded 1/1/05+)            325            331

 Total Hawaii (Cost  $432)                                             432

 ILLINOIS  4.8%
 Chicago, GO, 4.00%, 1/1/05 (AMBAC Insured)             150            152

 Chicago Metropolitan Water Reclamation Dist., GO,
 5.25%, 12/1/04                                         350            355

 Chicago O' Hare International Airport
 VRDN (Currently 1.15%) (MBIA Insured) #                11,375         11,375

 VRDN (Currently 1.18%) (AMBAC Insured) #               1,875          1,875

 Illinois, GO
 3.20%, 8/1/04                                          250            250

 5.00%, 4/1/05 (FSA Insured)                            190            195

 5.125%, 12/1/04 (FGIC Insured)                         175            177

 Illinois Student Assistance Commission, VRDN
(Currently
 1.13%) #                                               4,700          4,700

 Lake County, PCR, W.W. Grainger, VRDN (Currently
 1.40%) #                                               1,500          1,500

 Univ. of Illinois, 6.10%, 10/1/04 (Escrowed to         300            302
Maturity)
 Will County, BP Amoco, VRDN (Currently 1.15%) #        3,400          3,400

 Total Illinois (Cost  $24,281)                                        24,281

 INDIANA  1.4%
 Mount Vernon, PCR, General Electric, TECP, 1.10%,
 8/10/04                                                5,000          5,000

 Whiting, BP Amoco, VRDN (Currently 1.15%) #            2,000          2,000

 Total Indiana (Cost  $7,000)                                          7,000

 IOWA  0.7%
Iowa Fin. Auth., Single Family, VRDN
 (Currently 1.18%) #                                    3,545          3,545

 Total Iowa (Cost  $3,545)                                             3,545

 KENTUCKY  0.5%
 Kentucky Property and Buildings Commission, 5.60%,
 9/1/05 (Tender 9/1/04)                                 500            512

 Louisville & Jefferson County Regional Airport, UPS
 VRDN (Currently 1.14%) #                               1,800          1,800

 Total Kentucky (Cost  $2,312)                                         2,312

 LOUISIANA  1.6%
 Lake Charles Harbor & Terminal Dist., Conoco, VRDN
 (Currently 1.11%) #                                    3,400          3,400

 Louisiana, GO, 6.00%, 8/1/04 (FGIC Insured)            1,000          1,000

 St. Charles Parish, PCR, Shell Oil
 VRDN (Currently 1.15%) #                               3,700          3,700

 Total Louisiana (Cost  $8,100)                                        8,100

 MAINE  0.2%
 Maine Housing Auth., Single Family, 1.50%, 11/15/04 #  1,000          1,001

 Total Maine (Cost  $1,001)                                            1,001

 MARYLAND  8.6%
 Baltimore County, GO, TECP, 1.16%, 10/6/04             3,800          3,800

 Maryland CDA
 Barrington Apartment Project, VRDN
 (Currently 1.09%) #                                    6,000          6,000

 New Waters Towers Dev., VRDN
 (Currently 1.09%) #                                    3,125          3,125

 Parklane Apartments, VRDN (Currently 1.12%) #          2,900          2,900

 Single Family Housing, VRDN (Currently 1.08%) #        12,000         12,000

 Maryland Economic Dev. Corp., Bindagraphics
 VRDN (Currently 1.13%) #                               800            800

 Maryland HHEFA, Johns Hopkins Univ., TECP, 0.95%,
 8/11/04                                                3,000          3,000

 Montgomery County, GO, TECP, 1.15%, 8/27/04            7,000          7,000

 Washington County, LSN/TLS Obligated Group
 VRDN (Currently 1.08%)                                 4,815          4,815

 Total Maryland (Cost  $43,440)                                        43,440


MASSACHUSETTS  4.3%
 Massachusetts, GO
 5.00%, 9/1/04                                          300            301

 TECP, 1.08%, 8/16/04                                   7,500          7,500

 VRDN (Currently 1.10%)                                 1,930          1,930

 Massachusetts, 7.00%, 11/1/13 (Tender 11/1/04) (FGIC
 Insured)                                               300            307

 Massachusetts HEFA, Harvard Univ., TECP
 1.20%, 11/15/04 - 11/16/04                             11,439         11,439

 Massachusetts Ind. Fin. Agency, Worcester Polytechnic
 5.75%, 9/1/04 (MBIA Insured)                           150            151

 Massachusetts Water Resources Auth.
 6.00%, 8/1/20 (Tender 8/1/04) (MBIA Insured)           190            193

 6.00%, 8/1/24 (Prerefunded 8/1/04+) (MBIA
 Insured)                                               100            101

 Total Massachusetts (Cost  $21,922)                                   21,922

 MICHIGAN  0.5%
 Michigan Building Auth.
 5.00%, 10/15/04                                        1,000          1,008

 6.50%, 10/1/04 (Escrowed to Maturity)                  100            101

 Michigan Higher Ed. Student Loan Auth., VRDN
 (Currently 1.10%) (AMBAC Insured) #                    1,000          1,000

 Wayne County Charter Airport, 4.40%, 12/1/04 (MBIA
 Insured) #                                             430            434

 Total Michigan (Cost  $2,543)                                         2,543

 MINNESOTA  1.7%
 Minnesota Housing Fin. Agency, Single Family, 1.25%,
 1/1/24 (Tender 5/18/05) #                              3,740          3,740

 Rochester Health Care Fac., Mayo Foundation, TECP
 1.17%, 10/12/04 - 11/9/04                              5,000          5,000

 Total Minnesota (Cost  $8,740)                                        8,740

 MISSISSIPPI  0.4%
 Jackson County Port Fac., Chevron, VRDN
 (Currently 1.10%)                                      1,800          1,800

 Total Mississippi (Cost  $1,800)                                      1,800

 MISSOURI  0.5%
 Univ. of Missouri, VRDN (Currently 1.10%)              2,700          2,700

Total Missouri (Cost  $2,700)                                          2,700

 MONTANA  0.3%
 Anaconda Deer Lodge County, BP Amoco
 VRDN (Currently 1.15%) #                               1,400          1,400

 Total Montana (Cost  $1,400)                                          1,400

 NEBRASKA  0.6%
 Douglas County, Waste Management, VRDN (Currently
 1.13%) #                                               3,000          3,000

 Total Nebraska (Cost  $3,000)                                         3,000

 NEVADA  2.5%
 Clark County IDRB, PCR, Southwest Gas Corp.
 VRDN (Currently 1.13%) #                               3,000          3,000

 Nevada Housing Division, Multi-Family, VRDN (Currently
 1.12%) #                                               9,900          9,900

 Total Nevada (Cost  $12,900)                                          12,900

 NEW HAMPSHIRE  0.0%
 New Hampshire, GO, 5.00%, 12/1/04                      200            203

 Total New Hampshire (Cost  $203)                                      203

 NEW JERSEY  0.6%
 New Jersey, GO
 4.25%, 8/1/04                                          250            250

 5.625%, 2/15/05                                        325            333

 New Jersey Transit Corp., 5.50%, 2/1/05 (AMBAC
 Insured)                                               2,500          2,552

 Total New Jersey (Cost  $3,135)                                       3,135

 NEW MEXICO  0.4%
 Albuquerque Municipal School Dist. # 012, GO, 5.00%,
 8/1/04                                                 250            250

 New Mexico, GO, 5.00%, 9/1/04                          2,000          2,007

 Total New Mexico (Cost  $2,257)                                       2,257

 NEW YORK  0.2%
Port Auth. of New York & New Jersey, JFK International
 Air Terminal VRDN (Currently 1.11%) (MBIA Insured) #   1,000          1,000

 Total New York (Cost  $1,000)                                         1,000

 NORTH CAROLINA  5.0%
 Capital Fac. Fin. Agency, Republic Services
 VRDN (Currently 1.18%) #                               5,000          5,000

 Charlotte Airport, VRDN (Currently 1.18%)
 (MBIA Insured) #                                       3,000          3,000

 Mecklenburg County, GO, 4.75%, 4/1/05                  125            128

 North Carolina Housing Fin. Agency, Single Family
 VRDN (Currently 1.12%) #                               5,000          5,000

 VRDN (Currently 1.12%) (FSA Insured) #                 8,300          8,300

 North Carolina Medical Care Commission, VRDN
 (Currently 0.98%)                                      4,000          4,000

 Total North Carolina (Cost  $25,428)                                  25,428

 OHIO  1.9%
 Cuyahoga County, GO, 5.00%, 12/1/04                    300            304

 Cuyahoga County Hosp., Cleveland Clinical Obligation
 Group
 TECP, 1.17%, 8/18/04                                   3,000          3,000

 Ohio, GO
 5.40%, 10/1/04                                         100            101

 5.75%, 8/1/04                                          100            100

 Ohio Higher Ed. Fac., 5.00%, 12/1/04                   200            202

 Ohio Building Auth.
 4.00%, 4/1/05                                          140            143

 5.00%, 10/1/04 (FSA Insured)                           550            554

 5.60%, 10/1/04 (MBIA Insured)                          325            327

 Ohio Water Dev. Auth., PCR
 Cleveland Electric Illuminating, VRDN
 (Currently 1.13%) #                                    2,000          2,000

 Toledo Edison, VRDN (Currently 1.13%) #                3,000          3,000

 Total Ohio (Cost  $9,731)                                             9,731

 OREGON  3.1%
 Oregon Housing & Community Services Dept.
 Single Family
 VRDN (Currently 1.12%) #                               5,000          5,000

 VRDN (Currently 1.13%) #                               6,000          6,000

1.21%, 7/1/29 (Tender 5/5/05) #                         2,000          2,000

 1.25%, 7/1/24 (Tender 1/6/05) #                        3,000          3,000

 Total Oregon (Cost  $16,000)                                          16,000

 PENNSYLVANIA  4.5%
 Pennsylvania Higher Ed. Assistance Agency
 VRDN (Currently 1.10%) (AMBAC Insured) #               1,400          1,400

 VRDN (Currently 1.10%) (AMBAC Insured) #               20,000         20,000

 Pennsylvania Housing Fin. Agency, Single Family,
5.10%,
 10/1/04 #                                              500            503

 Philadelphia Hosp. & Higher Ed. Fac., Jefferson Health
 System 1.08%, 5/15/23 (Tender 3/30/05)                 1,000          1,000

 Total Pennsylvania (Cost  $22,903)                                    22,903

 SOUTH CAROLINA  1.3%
 Berkeley County, PCR, BP Amoco, VRDN (Currently
 1.15%) #                                               6,000          6,000

 South Carolina, GO, 5.25%, 4/1/05                      450            462

 Total South Carolina (Cost  $6,462)                                   6,462

 TENNESSEE  3.9%
 Clarksville Public Building Auth., GO, VRDN (Currently
 1.13%)                                                 8,080          8,080

 Memphis, GO
 3.00%, 8/1/04                                          810            810

 6.00%, 9/1/04                                          370            372

 Montgomery County Public Building Auth., GO
 VRDN (Currently 1.13%)                                 1,025          1,025

 Shelby County, GO
 1.15%, 9/7/04                                          4,750          4,750

 1.16%, 10/4/04                                         4,750          4,750

 Total Tennessee (Cost  $19,787)                                       19,787

 TEXAS  18.9%
 Brazos River Auth., PCR, TXU Energy, VRDN (Currently
 1.17%) #                                               8,130          8,130

 Dallas, GO, 4.00%, 2/15/05                             250            254

 Dallas Water and Sewer, 3.50%, 10/1/04                 400            401

 Dallas/Fort Worth Airport
 VRDN (Currently 1.15%) (FSA Insured) #                 2,495          2,495

VRDN (Currently 1.15%) (MBIA Insured) #                 8,875          8,875

 Gulf Coast Waste Disposal Auth.
 VRDN (Currently 1.07%) #                               5,000          5,000

 VRDN (Currently 1.15%) #                               4,750          4,750

 Harris County, GO
 TECP, 1.08%, 8/19/04                                   1,200          1,200

 4.50%, 10/1/04                                         370            372

 5.40%, 8/15/04 (MBIA Insured) #                        1,500          1,502

 7.50%, 10/1/04                                         250            253

 Harris County Health Fac. Dev., Methodist Hospital
 VRDN (Currently 1.10%)                                 5,000          5,000

 Houston Airport System, VRDN (Currently 1.18%)
 (FSA Insured) #                                        3,910          3,910

 Panhandle-Plains Higher Ed. Auth.
 VRDN (Currently 1.10%) (MBIA Insured) #                11,800         11,800

 VRDN (Currently 1.10%) (MBIA Insured) #                3,500          3,500

 Texas, GO
 2.00%, 8/31/04                                         20,000         20,014

 3.55%, 8/1/04                                          200            200

 5.00%, 8/1/04 #                                        2,000          2,000

 Texas, 5.90%, 10/1/11 (Tender 4/1/05)                  200            206

 Texas Dept. of Housing & Community Affairs, Single
 Family
 VRDN (Currently 1.12%) (FSA Insured) #                 9,000          9,000

 Texas PFA
 5.00%, 8/1/04 (AMBAC Insured)                          300            300

 5.75%, 2/1/15 (Tender 2/1/05) (AMBAC Insured)          565            578

 Univ. of Texas, TECP, 1.14%, 10/15/04                  6,158          6,158

 Total Texas (Cost  $95,898)                                           95,898

 UTAH  1.7%
 Intermountain Power Agency, TECP, 1.19%, 11/9/04
 (AMBAC Insured)                                        4,000          4,000

 Salt Lake County Solid Waste, Rio Tinto
 VRDN (Currently 1.13%) #                               4,400          4,400

 Total Utah (Cost  $8,400)                                             8,400

 VIRGINIA  3.6%
 Capital Region Airport Commission, VRDN (Currently
 1.10%)
 (AMBAC Insured) #                                      10,260         10,260

Charles City/County Economic Dev. Auth., Waste
 Management
 VRDN (Currently 1.13%) #                               2,500          2,500

 Hampton Roads Sanitation Dist., 2.00%, 10/1/04         500            500

 Loudoun County, GO
 3.00%, 11/1/04                                         100            100

 4.40%, 8/1/04                                          90             90

 Newport News, GO
 2.00%, 11/1/04                                         200            200

 4.10%, 12/1/04 #                                       175            177

 Norfolk IDA, Sentara Health System, 4.60%, 11/1/04     800            807

 Virginia College Building Auth., 5.875%, 2/1/05        115            118

 Virginia HDA
 Multi-Family, 4.80%, 11/1/04                           100            101

 Single Family
 1.35%, 1/1/05 #                                        250            250

 4.90%, 1/1/05 #                                        180            183

 Virginia Public Building Auth.
 2.50%, 8/1/04                                          500            500

 5.00%, 8/1/04                                          265            265

 5.75%, 8/1/04                                          455            455

 6.25%, 8/1/12 (Prerefunded 8/1/04+)                    2,000          2,020

 Total Virginia (Cost  $18,526)                                        18,526

 WASHINGTON  2.2%
 King County, GO
 4.00%, 12/1/04                                         100            101

 5.25%, 1/1/05                                          200            203

 King County Sewer, 5.00%, 1/1/05 (FSA Insured)         250            254

 Municipality of Metro Seattle, GO, 1.20%, 1/15/26
 (Tender 9/1/04)                                        8,000          8,000

 Port Bellingham IDC, VRDN (Currently 1.15%) #          2,150          2,150

 Washington, GO
 4.75%, 1/1/05                                          100            102

 5.125%, 9/1/04                                         100            100

 5.25%, 9/1/04 (FSA Insured)                            300            301

 6.50%, 9/1/04                                          200            201

 Total Washington (Cost  $11,412)                                      11,412

 WISCONSIN  1.7%
Wisconsin Housing & Economic Dev. Auth., Single Family
 VRDN (Currently 1.12%) #                                8,470         8,470

 Total Wisconsin (Cost  $8,470)                                        8,470

 Total Investments in Securities
 100.6% of Net Assets (Cost  $511,141)                   $             511,141

 (1)      Denominated in U.S. dollars unless otherwise noted
 #        Interest subject to alternative minimum tax
 +        Used in determining portfolio maturity
 AMBAC    AMBAC Assurance Corp.
 CDA      Community Development Administration
 FGIC     Financial Guaranty Insurance Company
 FNMA     Federal National Mortgage Association
 FSA      Financial Security Assurance Inc.
 GO       General Obligation
 HDA      Housing Development Authority
 HEFA     Health & Educational Facility Authority
 HFA      Health Facility Authority
 HHEFA    Health & Higher Educational Facility Authority
 IDA      Industrial Development Authority/Agency
 IDC      Industrial Development Corp.
 IDRB     Industrial Development Revenue Bond
 MBIA     MBIA Insurance Corp.
 PCR      Pollution Control Revenue
 PFA      Public Finance Authority
 TECP     Tax-Exempt Commercial Paper
 VRDN     Variable-Rate Demand Note



The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Summit Municipal Money Market Fund Unaudited July 31, 2004 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $511,141,000.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004


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